Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of retained earnings

	As of December 31,
	2018	2019
	RMB	RMB	US$
PRC statutory reserve funds	38,349	45,806	6,580
Unreserved retained earnings	2,667,621	1,899,132	272,793

Total retained earnings	2,705,970	1,944,938	279,373

Schedule of components of accumulated other comprehensive income
The components of accumulated other comprehensive income
were
as follows:

	Foreign currency translation adjustments	Unrealized gains on available- for-sale securities	Total
	RMB	RMB	RMB
Balance at January 1, 2017	227,728	417	228,145
Other comprehensive loss before reclassification	(148,304)	(433)	(148,737)
Other comprehensive loss attribute to noncontrolling interests	4,798	—	4,798

Balance at December 31, 2017	84,222	(16)	84,206
Other comprehensive income (loss) before reclassification	182,978	(3,734)	179,244
Other comprehensive income attribute to noncontrolling interests	(14,146)	—	(14,146)

Balance at December 31, 2018	253,054	(3,750)	249,304
Other comprehensive income before reclassification	77,097	10,913	88,010
Other comprehensive loss attribute to noncontrolling interests	459	—	459

Balance at December 31, 2019	330,610	7,163	337,773

Balance at December 31, 2019, in US$	47,489	1,029	48,518